                          ING GET U.S. CORE PORTFOLIO
                                    SERIES 1
                                   PROSPECTUS
                                  JUNE 2, 2003

ING Variable Insurance Trust (Fund) is an open-end investment company authorized to issue multiple portfolios. This prospectus offers shares of ING GET U.S. Core Portfolio (Portfolio), Series 1 (Series). Shares of this Series will be offered from June 13, 2003 through September 11, 2003. The Portfolio is a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in ING GET U.S. Core Portfolio Series 1. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Series will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

126626
PRO.GETUSCORE-1

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    5
OTHER CONSIDERATIONS........................................    6
MANAGEMENT OF THE SERIES....................................    7
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    9
TAX INFORMATION.............................................   10
ADDITIONAL INFORMATION......................................   10

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from June 13, 2003 through September 11, 2003. During the Offering Period all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from September 12, 2003 through September 12, 2008. During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.

The insurance company offering this Series guarantees Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the Guarantee). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee. The Guarantee promises investors only a return of the amount invested in the Series through their separate account (less certain charges), if units of the Series are held for the entire Guarantee Period.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. Government or its agencies. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                  ING GET U.S. Core Portfolio  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

ASSET ALLOCATION Aeltus Investment Management, Inc. (Aeltus), the sub-advisor to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT The Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Advisor invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at

 2 ING GET U.S. Core Portfolio
any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in future contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in future contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

FIXED COMPONENT Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND

                                                  ING GET U.S. Core Portfolio  3

THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series' transaction costs.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

ANNUITY CHARGES. Contract holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series' asset allocation strategy seeks to optimize the exposure of the series to the Equity Component while protecting Series assets. As such, Contract holders and Participants will incur different opportunity costs, as the Series' Equity Component allocation will be reduced so as to preserve the Series' assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

 4 ING GET U.S. Core Portfolio

The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U. S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

                                                  ING GET U.S. Core Portfolio  5

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                                FUND       REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET U.S. Core
  Portfolio --
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Series. For additional information, please see the SAI.

(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses through December 31, 2004. The expense limit for the Portfolio is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. The examples do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                               1 YEAR*   3 YEARS*   5 YEARS*   10 YEARS*
                                               -------   --------   --------   ---------
ING GET U.S. Core Portfolio                      102       318        552        1,225

* ING Investments, LLC, is contractually obligated to waive fees and/or reimburse expenses through December 31, 2004. Therefore, all figures reflect this waiver/reimbursement for the first year only.

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Closing the Fund. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions

 6 ING GET U.S. Core Portfolio
during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the fund or funds designated by the insurance company.

MANAGEMENT OF THE SERIES

ING Investments, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly owned subsidiary of ING Groep N.V. (NYSE: ING) (ING). ING is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of March 31, 2003 ING Investments managed over $32.5 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.

U.S. Core Portfolio              Offering Period     0.25%
                                 Guarantee Period  0.60%

Subadviser

ING Investments has engaged Aeltus Investment Management, Inc. (Aeltus), a Connecticut corporation, to serve as sub-adviser to the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of March 31, 2003 Aeltus managed over $38.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Portfolio Management

Asset Allocation. Mary Ann Fernandez, Senior Vice President, Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined Aeltus in 1996 as

                                                  ING GET U.S. Core Portfolio  7

Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T. M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists led by John Murphy. John Murphy, Portfolio Manager, Aeltus, manages the Fixed Component. In 1986, he joined Aeltus and has served as a quantitative analyst and assistant portfolio manager of fixed income investments, now specializing in the management of mortgage related securities.

 8 ING GET U.S. Core Portfolio

INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC, the Fund's principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less at the time of acquisition are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Thursday and from 8:00 a.m. to 5:30 p.m. eastern time on Friday.

The Fund reserves the right to suspend the offering of shares. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contract holders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to another available series of the Fund that is accepting deposits, or if no series is available, to the fund or funds designated by the insurance company.

                                                  ING GET U.S. Core Portfolio  9

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by the Series on a per unit basis. As a result, at the time of payment, the unit price of the Series will be reduced by the amount of the payment.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally.

You may request free of charge the current SAI or other information about the Series, by calling 1-800-531-4547 or writing to:

                          ING GET U.S. Core Portfolio
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477

                                                                          126626
                                                                PRO.GETUS Core-1

 10 ING GET U.S. Core Portfolio

                          ING GET U.S. CORE PORTFOLIO

                                    SERIES 1

             STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 2, 2003

This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio (Portfolio), Series 1 (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Fund is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.

A free copy of the Series 1 Prospectus is available upon request by writing to the Portfolio at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.


                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS........................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS.......................................      3
OTHER CONSIDERATIONS.........................................................      8
THE ASSET ALLOCATION PROCESS.................................................      8
MANAGEMENT OF THE PORTFOLIO..................................................      9
TRUSTEE OWNERSHIP OF SECURITIES..............................................     20
COMPENSATION OF TRUSTEES.....................................................     21
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................     21
INVESTMENT ADVISORY AGREEMENT................................................     21
THE SUBADVISORY AGREEMENT....................................................     22
ADMINISTRATIVE SERVICES AGREEMENT............................................     22
EXPENSE LIMITATION AGREEMENT.................................................     23
CUSTODIAN....................................................................     23
TRANSFER AGENT...............................................................     23
INDEPENDENT AUDITORS.........................................................     23
PRINCIPAL UNDERWRITER........................................................     23
DISTRIBUTION SERVICING ARRANGEMENTS..........................................     24
BROKERAGE ALLOCATION AND TRADING POLICIES....................................     24
PURCHASE AND REDEMPTION OF SHARES............................................     25
NET ASSET VALUE..............................................................     26
TAX STATUS...................................................................     26
PERFORMANCE INFORMATION......................................................     27


                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.

Organization. The ING Variable Insurance Trust is an open-end management investment company organized as a Delaware business trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 1.

Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Portfolio. The insurance companies who issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for the Series is to achieve maximum total return, without exposing the Series assets to a market value loss, during a specified five year period, the "Guarantee Period," from September 12, 2003 through September 12, 2008, the Maturity Date. In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.

As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty. Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. The Series may invest in ETFS under certain circumstances as described in the Prospectus. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contract holders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                          MANAGEMENT OF THE PORTFOLIO

Set forth in the table below is information about each Trustee of the Fund.

                                             TERM OF
                                             OFFICE                                              NUMBER OF
                                              AND                                              PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                          FUND COMPLEX
                             HELD WITH        TIME             PRINCIPAL OCCUPATION(S)          OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          FUND         SERVED(1)          DURING THE PAST 5 YEARS           TRUSTEE(2)       HELD BY TRUSTEE
---------------------          -----        ---------          -----------------------           ----------       ---------------
INDEPENDENT TRUSTEES
PAUL S. DOHERTY               Trustee       10-29-99 -     President and Partner                    102         Mr. Doherty is a
7337 E. Doubletree Ranch                    Present        of Doherty, Wallace,                                 Trustee of the GCG
Rd.                                                        Pillsbury and Murphy, P.C.,                          Trust (2002 -
Scottsdale, Arizona 85258                                  Attorneys (1996-present);                            present).
Age:  68                                                   Director of Tambrands, Inc.
                                                           (1993-1998); and Trustee of each
                                                           of the funds managed by Northstar
                                                           Investment Management Corporation
                                                           (1993-1999).

J. MICHAEL EARLEY             Trustee       2-22-02 -     President and Chief Executive             102         Mr. Earley is a
7337 E. Doubletree Ranch                    Present       Officer of Bankers Trust Company,                     Trustee of the GCG
Rd.                                                       N.A. (1992 - present).                                Trust (1997 -
Scottsdale, AZ 85228                                                                                            present).
Age:  57

R. BARBARA GITENSTEIN         Trustee       2-22-02 -     President of the College of New           102         Dr. Gitenstein is a
7337 E. Doubletree Ranch                    Present       Jersey (1999-present);                                Trustee of the GCG
Rd.                                                       Executive Vice President and                          Trust (1997 -
Scottsdale, AZ 85258                                      Provost at Drake University (1992                     present).
Age:  54                                                  - 1998).

WALTER H. MAY                 Trustee       10-29-99 -    Retired.  Mr. May was formerly            102         Mr. May is a Trustee
7337 E. Doubletree Ranch                    Present       Managing Director and Director of                     of the Best Prep
Rd.                                                       Marketing for Piper Jaffray, Inc.,                    Charity (1991-
Scottsdale, Arizona 85258                                 an investment banking/underwriting                    present) and the GCG
Age:  66                                                  firm.  Mr. May was formerly a                         Trust (February 2002
                                                          Trustee of each of the funds                          - present).
                                                          managed by Northstar Investment
                                                          Management Corporation
                                                          (1996-1999).

------------
(1)   Trustees serve until their successors are duly elected and qualified.

(2) The ING Funds Complex is comprised of a total of 22 investment companies.

                                             TERM OF
                                             OFFICE                                              NUMBER OF
                                              AND                                              PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                          FUND COMPLEX
                             HELD WITH        TIME             PRINCIPAL OCCUPATION(S)          OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          FUND         SERVED(1)          DURING THE PAST 5 YEARS           TRUSTEE(2)     HELD BY TRUSTEE
---------------------          -----        ---------          -----------------------           ----------     ---------------
JOCK PATTON                   Trustee       8-28-95 -     Private Investor.  Mr. Patton was         102       Mr. Patton is a
7337 E. Doubletree Ranch Rd.                Present       formerly a Director and Chief                       Trustee of the GCG
Scottsdale, Arizona 85258                                 Executive Officer of Rainbow                        Trust (February 2002
Age:  57                                                  Multimedia Group, Inc. (January                     - present).  He is
                                                          1999-2001) Director of                              also a Director of
                                                          Stuart Entertainment, Inc.;                         Hypercom Corporation
                                                          Director of Artisoft, Inc. (1994-                   and JDA Software
                                                          1998); President and co-owner of                    Group, Inc. (since
                                                          StockVal, Inc. (1992 - June 1997)                   1999); Buick of
                                                          and a Partner and Director at                       Scottsdale, Inc.,
                                                          Streich, Lang P.A. (1972-1993).                     National Airlines,
                                                                                                              Inc.; BG Associates,
                                                                                                              Inc.; BK
                                                                                                              Entertainment, Inc.;
                                                                                                              and Arizona
                                                                                                              Rotorcraft, Inc.

DAVID W.C. PUTNAM             Trustee       10-29-99      President and Director of F.L.            102       Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                -Present      Putnam Securities Company, Inc.                     Trustee of the GCG
Scottsdale, Arizona 85258                                 and its affiliates.  Mr. Putnam is                  Trust (2002
Age:  63                                                  also President, Secretary and                       -present) and
                                                          Trustee of The Principled Equity                    Director of F.L.
                                                          Market Fund.  Mr. Putnam was                        Putnam Securities
                                                          formerly a Director/Trustee of                      Company, Inc.
                                                          Trust Realty Corp.; Anchor                          (1978-present); F.L.
                                                          Investments Trust; Bow Ridge                        Putnam Investment
                                                          Mining Company and each of the                      Management Company
                                                          funds managed by Northstar                          (2001-present);
                                                          Investment Management Corporation                   Asian American Bank
                                                          (1994-1999).                                        and Trust Company
                                                                                                              (1992-present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (1991-
                                                                                                              present). He is also
                                                                                                              a Trustee of the
                                                                                                              Principled Equity
                                                                                                              Market Fund
                                                                                                              (1996-present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (1998-present);
                                                                                                              Anchor International
                                                                                                              Bond Trust
                                                                                                              (2000-present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (2000-present);
                                                                                                              Mercy Endowment
                                                                                                              Foundation
                                                                                                              (1995-present); and
                                                                                                              an Honorary Trustee
                                                                                                              of Mercy Hospital
                                                                                                              (1973-present).

                                             TERM OF
                                             OFFICE                                              NUMBER OF
                                              AND                                              PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                          FUND COMPLEX
                             HELD WITH        TIME             PRINCIPAL OCCUPATION(S)          OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          FUND         SERVED(1)          DURING THE PAST 5 YEARS           TRUSTEE(2)      HELD BY TRUSTEE
---------------------          -----        ---------          -----------------------           ----------      ---------------
BLAINE E. RIEKE               Trustee       2-26-01 -          General Partner of Huntington        102        Mr. Rieke is a
7337 E. Doubletree Ranch                    Present            Partners, an investment                         Director/Trustee of
Rd.                                                            partnership (1997 - present).                   the Morgan Chase
Scottsdale, Arizona 85258                                      Mr. Rieke was formerly                          Trust Co. (1998 -
Age:  69                                                       Chairman and Chief Executive                    present) and a
                                                               Officer of Firstar Trust                        Trustee of the GCG
                                                               Company (1973 - 1996). Mr.                      Trust (2002 -
                                                               Rieke was formerly the                          present).
                                                               Chairman of the Board and a
                                                               Trustee of each of the former
                                                               ING Funds (1998 - 2001).

ROGER B. VINCENT              Trustee       2-22-02 -          President of Springwell              102        Mr. Vincent is a
7337 E. Doubletree Ranch                    Present            Corporation, a corporate                        Trustee of the GCG
Rd.                                                            advisory firm (1989 -                           Trust.  He is also a
Scottsdale, AZ 85258                                           present).  Director of                          Director of AmeriGas
Age: 57                                                        AmeriGas Propane, Inc.                          Propane, Inc. (1998 -
                                                               (1998 - present)                                present).
                                                               Mr. Vincent was formerly a
                                                               Director of Tatham Offshore,
                                                               Inc. (1996 - 2000).

RICHARD A. WEDEMEYER          Trustee       2-26-01 -          Vice President of the Channel        102        Mr. Wedemeyer is a
7337 E. Doubletree Ranch                    Present            Corporation, an importer of                     Trustee of Touchstone
Rd.                                                            specialty alloy aluminum                        Consulting Group
Scottsdale, Arizona 85258                                      products (1996 - April                          (1997 - present) and
Age:  66                                                       2002). Mr. Wedemeyer was                        the GCG Trust
                                                               formerly Vice President of                      (2002 - present).
                                                               Performance Advantage, Inc.
                                                               (1992 - 1996), and Vice
                                                               President, Operations and
                                                               Administration, of Jim Henson
                                                               Productions (1979 - 1997).
                                                               Mr. Wedemeyer was formerly a
                                                               Trustee of the First Choice
                                                               Funds (1997-2001).  Mr.
                                                               Wedemeyer was a Trustee of
                                                               each of the Funds managed by
                                                               ING Investment Management Co.
                                                               LLC.















                                             TERM OF
                                             OFFICE                                              NUMBER OF
                                              AND                                              PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                          FUND COMPLEX
                             HELD WITH        TIME             PRINCIPAL OCCUPATION(S)          OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          FUND         SERVED(1)          DURING THE PAST 5 YEARS           TRUSTEE(2)      HELD BY TRUSTEE
---------------------          -----        ---------          -----------------------           ----------      ---------------
                                                                                                                the High Museum of
                                                                                                                Art. Mr. Hilliard is
                                                                                                                also a Trustee of
                                                                                                                the GCG Trust
                                                                                                                (2002-present).

THOMAS J. MCINERNEY(4)        Trustee       2-26-01-      Chief Executive Officer of ING U.S.       154         Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                 Present      Financial Services (2001-                             as a
Scottsdale, Arizona 85258                                 Present) and a member of ING                          Director/Trustee of
Age:  46                                                  Americas Executive Committee (2001-                   Aeltus Investment
                                                          Present); ING Retirement Holdings, Inc.               Management, Inc.
                                                          (1997-Present), ING Aeltus Holding                    (1997-present); each
                                                          Company, Inc. (2000-Present), and                     of the ING Funds
                                                          ING Retail Holding Company (1998-                     (2001-present); the
                                                          Present).  Mr. McInerney was                          Ameribest Life
                                                          formerly President, Chief Executive                   Insurance Co.
                                                          Officer and Director of Northern Life                 (2001-2003); ING
                                                          Insurance Company (2001-2002),                        Equitable Life
                                                          President and Director of ING                         Insurance Co. (2001-
                                                          Life Insurance and Annuity Company                    present); First
                                                          (1997-2002), General Manager and Chief                Columbine Life
                                                          Executive Officer of ING Worksite                     Insurance Co. (2001-
                                                          Division (2000- 2001); President of the               2002); Golden
                                                          ING-SCI, Inc. (1997 - 2000), Head of                  American Life
                                                          National Accounts and Core Sales and                  Insurance Co. (2001-
                                                          Marketing for Aetna U.S. Healthcare                   present); ING Life
                                                          (1996 - 1997), Head of Corporate                      Insurance Co. of
                                                          Strategies for Aetna Inc. ( 1995 -                    Georgia (2001-
                                                           1996), and held a variety of line and                present); Midwestern
                                                          corporate staff positions since 1978.                 United Life
                                                                                                                Insurance Co.
                                                                                                                (2001-present);
                                                                                                                ReliaStar Life
                                                                                                                Insurance Co. (2001-
                                                                                                                present); ING
                                                                                                                Security Life
                                                                                                                Insurance Co. of
                                                                                                                Denver (2001-
                                                                                                                present); Security
                                                                                                                Connecticut Life
                                                                                                                Insurance Co. (2001-
                                                                                                                present); ING
                                                                                                                Southland Life
                                                                                                                Insurance Co. (2001-
                                                                                                                present); ING USG
                                                                                                                Annuity and Life
                                                                                                                Insurance Co.
                                                                                                                (2001-present); and
                                                                                                                ING United Life
                                                                                                                Insurance Co.
                                                                                                                2001 - present),
                                                                                                                and a Trustee of the
                                                                                                                GCG Trust 2002-
                                                                                                                present).
                                                                                                                Mr. McInerney is a
                                                                                                                member of the Board
                                                                                                                of the National
                                                                                                                Commission on
                                                                                                                Retirement Policy,
                                                                                                                the

------------
(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                             TERM OF
                                             OFFICE                                              NUMBER OF
                                              AND                                              PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                          FUND COMPLEX
                             HELD WITH        TIME             PRINCIPAL OCCUPATION(S)          OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          FUND         SERVED(1)          DURING THE PAST 5 YEARS           TRUSTEE(2)      HELD BY TRUSTEE
---------------------          -----        ---------          -----------------------           ----------      ---------------
                                                                                                               Governor's Council
                                                                                                               on Economic
                                                                                                               Competitiveness and
                                                                                                               Technology of
                                                                                                               Connecticut, the
                                                                                                               Board of Directors
                                                                                                               of the Connecticut
                                                                                                               Business and
                                                                                                               Industry
                                                                                                               Association, the
                                                                                                               Board of Trustees of
                                                                                                               the Bushnell, the
                                                                                                               Board for the
                                                                                                               Connecticut Forum,
                                                                                                               and the Board of the
                                                                                                               Metro Hartford
                                                                                                               Chamber of Commerce,
                                                                                                               The Board of
                                                                                                               Directors of
                                                                                                               Hemisphere, Inc.,
                                                                                                               and is Chairman of
                                                                                                               Concerned Citizens
                                                                                                               for Effective
                                                                                                               Government.

JOHN G. TURNER(5)            Chairman        10-29-99-    Chairman, Hillcrest Capital               106        Mr. Turner serves as
7337 E. Doubletree Ranch     and Trustee      Present     Partners (2002-present);                             a member of the Board
Rd.                                                       President, Turner Investment                         of the GCG Trust. Mr.
Scottsdale, Arizona 85258                                 Company (2002-Present).                              Turner also serves as
Age:  63                                                  Mr. Turner was formerly Vice                         Director of the
                                                          Chairman of ING Americas                             Hormel Foods
                                                          (2000-2002); Chairman and Chief                      Corporation (2000-
                                                          Executive Officer of ReliaStar                       Present); Shopko
                                                          Financial Corp. and ReliaStar Life                   Stores, Inc.
                                                          Insurance Co. (1993-2000);                           (1999 - Present) and
                                                          Chairman of ReliaStar United                         M.A. Mortenson
                                                          Services Life Insurance Company                      Company (2002-
                                                          (1995-1998) Chairman of ReliaStar                    Present).
                                                          Life Insurance Company of New York
                                                          (1995-2001); Chairman of Northern
                                                          Life Insurance Company
                                                          (1992-2001); Chairman and
                                                          Director/Trustee of the Northstar
                                                          affiliated investment companies
                                                          (1993-2001) and Director,
                                                          Northstar Investment Management
                                                          Corporation and its affiliates
                                                          (1993-1999).

------------
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

Set forth in the table below is information about the Fund's officers:

                                                       TERM OF OFFICE
                                   POSITIONS HELD      AND LENGTH OF                   PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE           WITH THE FUND       SERVICE(1)(2)(3)                    THE LAST FIVE YEARS(4)
   ---------------------           --------------      ----------------                    ----------------------
JAMES M. HENNESSY               President, Chief       February 2001       President and Chief Executive Officer of each of
7337 E. Doubletree Ranch Rd.    Executive Officer,     to present and      the ING Funds (since 2001); President and
Scottsdale, Arizona  85258      and Chief Operating    Chief Operating     Chief Executive Officer of ING Capital
Age:  53                        Officer.               Officer from        Corporation, LLC, ING Funds Services, LLC, ING
                                                       June 2000 to        Advisors, Inc., ING Investments, LLC, Lexington
                                                       present             Funds Distributor, Inc., Express America T.C. Inc.
                                                                           and EAMC Liquidation Corp. (since 2001);
                                                                           Executive Vice President and Chief Operating
                                                                           Officer of ING Quantitative Management, Inc.
                                                                           (2001-2002) and ING Funds Distributor,
                                                                           LLC (since 2000).  Formerly, Senior
                                                                           Executive Vice President (2000 -
                                                                           2000) and Secretary (1995 - 2000)
                                                                           of ING Capital Corporation, LLC, ING Funds
                                                                           Services, LLC, ING Investments, LLC, ING Advisors,
                                                                           Inc., Express America T.C. Inc., and EAMC
                                                                           Liquidation Corp.; and Executive Vice President,
                                                                           ING Capital Corporation, LLC and its affiliates
                                                                           (1998 - 2000) and Senior Vice President,
                                                                           ING Capital Corporation, LLC and its affiliates
                                                                           (1995 - 1998).

STANLEY D. VYNER                Executive Vice         July 1996 -         Executive Vice President of most of the ING Funds
7337 E. Doubletree Ranch Rd.    President and Chief    present             (since 1996).  Executive Vice President of
Scottsdale, Arizona  85258      Investment Officer --                      ING Advisors, Inc. and ING Investments, LLC (since
Age:  52                        International                              2000) and Chief Investment Officer of the
                                Equities.                                  International Portfolios, ING Investments, LLC
                                                                           (since 1996).  Formerly, President and Chief
                                                                           Executive Officer of ING Investments, LLC
                                                                           (1996 - 2000).

                                                       TERM OF OFFICE
                                   POSITIONS HELD      AND LENGTH OF                   PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE           WITH THE FUND       SERVICE(1)(2)(3)                    THE LAST FIVE YEARS(4)
   ---------------------           --------------      ----------------                    ----------------------
MICHAEL J. ROLAND               Executive Vice         Executive Vice      Executive Vice President (since 2002) and
7337 E. Doubletree Ranch Rd.    President, Assistant   President from      Chief Financial Officer (since 1998) of
Scottsdale, Arizona  85258      Secretary, and         February 2002       the ING Funds; Executive Vice President, Chief
Age:  44                        Chief Financial        - present and       Financial Officer and Treasurer of ING Funds
                                Officer.               Principal           Services, LLC, ING Funds Distributor, LLC, ING
                                                       Financial           Advisors, Inc., ING Investments, LLC, ING
                                                       Officer June        Quantitative Management, Inc., Lexington Funds
                                                       1998 - present      Distributor, Inc., Express America T.C. Inc. and
                                                                           EAMC Liquidation Corp. (since 2001).
                                                                           Formerly, Senior Vice President, ING Funds
                                                                           Services, LLC, ING Investments, LLC, and ING Funds
                                                                           Distributor, LLC (1998 - 2001) and
                                                                           Chief Financial Officer of Endeavor Group
                                                                           (1997 - 1998).

ROBERT S. NAKA                  Senior Vice            November 1999 -     Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.    President and          present             each of the ING Funds; Senior Vice President and
Scottsdale, Arizona  85258      Assistant Secretary.                       Assistant Secretary of ING Funds Services, LLC,
Age:  39                                                                   ING Funds Distributor, LLC, ING Advisors, Inc.,
                                                                           ING Investments, LLC, ING Quantitative Management,
                                                                           Inc. (2001 - 2002) and Lexington Funds
                                                                           Distributor, Inc. (since 2001).
                                                                           Formerly, Vice President, ING Investments, LLC
                                                                           (1997 - 1999),

                                                       TERM OF OFFICE
                                   POSITIONS HELD      AND LENGTH OF                   PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE           WITH THE FUND       SERVICE(1)(2)(3)                    THE LAST FIVE YEARS(4)
   ---------------------           --------------      ----------------                    ----------------------
                                                                           ING Funds Services, LLC (1997 - 1999)and Assistant Vice
                                                                           President, ING Funds Services, LLC (1995 - 1997).

ROBYN L. ICHILOV                Vice President and     August 1997 -       Vice President and Treasurer of most of the ING
7337 E. Doubletree Ranch Rd.    Treasurer.             Present             Funds; Vice President of ING Funds Services, LLC
Scottsdale, Arizona  85258                                                 (since 2001) and ING Investments, LLC(since 1997);
Age:  35                                                                   Accounting Manager, ING Investments, LLC (since 1995).

KIMBERLY A. ANDERSON            Vice President and     February 2001 -     Vice President and Secretary of each of the ING
7337 E. Doubletree Ranch Rd.    Secretary.             Present             Funds (since 2001); Vice President for ING
Scottsdale, Arizona  85258                                                 Quantitative Management, Inc. (2001 - 2002);
Age:  38                                                                   Vice President and Assistant Secretary of ING Funds
                                                                           Services, LLC, ING Funds Distributor, LLC, ING Advisors,
                                                                           Inc., ING Investments, LLC (since 2001) and Lexington
                                                                           Funds Distributor,Inc. (since 2001). Formerly,
                                                                           Assistant Vice President of ING Funds Services, LLC
                                                                           (1999 - 2001)and has held various other positions with
                                                                           ING Funds Services, LLC for more than the last five
                                                                           years.

TODD MODIC                      Assistant Vice         August 2001 -       Assistant Vice President of each of the ING Funds
7337 E. Doubletree Ranch Rd.    President              Present             (since 2001); Director of Financial
Scottsdale, Arizona  85258                                                 Reporting of ING Investments, LLC (since 2001).
Age:  35                                                                   Formerly, Director of Financial Reporting,
                                                                           Axient Communications, Inc. (2000 - 2001)
                                                                           and Director of Finance, Rural/Metro
                                                                           Corporation (1995 - 2000).

MARIA M. ANDERSON               Assistant Vice         August 2001 -       Assistant Vice President of each of the ING Funds
7337 E. Doubletree Ranch Rd.    President              Present             (since 2001).  Assistant Vice President of
Scottsdale, Arizona  85258                                                 ING Funds Services, LLC (since 2001).
Age: 44                                                                    Formerly, Manager of Fund Accounting and Fund
                                                                           Compliance, ING Investments, LLC (1999 - 2001);
                                                                           Section Manager of Fund Accounting,
                                                                           Stein Roe Mutual Funds (1998 - 1999);
                                                                           and Financial Reporting Analyst, Stein Roe Mutual
                                                                           Funds (1997 - 1998).

------------
(1) The officers hold office until the next annual meeting of the Directors/Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
    LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
    Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)

** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)

ING Funds Distributor, LLC  (October 2002 - name changed from ING Funds
    Distributor, Inc., March 2002 - name changed from ING Pilgrim
    Securities, Inc.)

  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994  - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
    Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 name changed from Lexington
    Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)

ING Quantitative Management, Inc. (September 2002 - corporation dissolved,
    March 2002 - name changed from ING Pilgrim Quantitative Management, Inc.)

  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF TRUSTEES

      The Board of Trustees governs each Series is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

      Committees

      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2002.

     The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Rieke, Vincent, Earley, and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Portfolios and make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for ING GET U.S. Core Portfolio currently consists of Dr. Gitenstein and Messrs. Wedemeyer, Patton, May, Doherty and McInerney. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committee held meetings during the year ended December 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                 IN THE FUND AS OF         TRUSTEE IN FAMILY
NAME OF TRUSTEE                  DECEMBER 31, 2002      OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 None                       Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           None                       $50,001 - $100,000
Walter H. May                   None                       Over $100,000
Jock Patton                     None                       $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 None                       $50,001 - $100,000
Roger B. Vincent                None                       Over $100,000
Richard A. Wedemeyer            None                       $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             None                       $50,001 - $100,000
John G. Turner                  None                       Over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                           COMPENSATION OF TRUSTEES

The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

The following table sets forth information regarding compensation of Trustees by the Fund and other funds managed by the Investment Advisers for the year ended December 31, 2002. Officers of the Fund and Trustees who are interested persons of the Fund do not receive any compensation from the Portfolio or any other funds managed by the Investment Adviser.

                               COMPENSATION TABLE
                                DECEMBER 31, 2002

                                                     PENSION OR                           TOTAL
                                                     RETIREMENT                        COMPENSATION
                                                      BENEFITS      ESTIMATED              FROM
                                                      ACCRUED         ANNUAL               FUND
                                   AGGREGATE         AS PART OF      BENEFITS            AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON            COMPLEX PAID
  PERSON, POSITION                 THE FUND           EXPENSES      RETIREMENT         TO TRUSTEES
  ----------------            -------------------     --------      ----------         -----------

PAUL S. DOHERTY                        $85              N/A            N/A               $76,532
TRUSTEE

MICHAEL J. EARLEY                      $82              N/A            N/A               $48,304
TRUSTEE

BARBARA GITENSTEIN                    $102              N/A            N/A               $50,658
TRUSTEE

WALTER H. MAY                         $102              N/A            N/A               $88,288
TRUSTEE

THOMAS J. MCINERNEY(1)(3)              $0               N/A            N/A                   $0
TRUSTEE

JOCK PATTON                           $121              N/A            N/A               $88,759
TRUSTEE

DAVID W.C. PUTNAM                      $85              N/A            N/A               %76,855
TRUSTEE

BLAINE E. RIEKE(2)                     $84              N/A            N/A               $74,771
TRUSTEE

JOHN G. TURNER(3)                      $0               N/A            N/A                   $0
TRUSTEE

ROGER VINCENT                          $84              N/A            N/A               $76,011
TRUSTEE

RICHARD A. WEDEMEYER(2)               $105              N/A            N/A               $70,133
TRUSTEE

1)    Elected as a Trustee of the ING Funds on February 26, 2001.

2) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.

As of December 31, 2002 the officers and Trustees owned less than 1% of the outstanding shares of the Series.

ING Investments, the Series' investment adviser, and Aeltus, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V.
(ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                          INVESTMENT ADVISORY AGREEMENT

The Fund on behalf of the Series entered into an investment advisory agreement (Advisory Agreement) appointing ING Investments, LLC (ING Investments) as the investment adviser of the Series. In approving the Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING Investments' experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser;
(3) the
performance of the mutual funds for which ING Investments currently serves as investment adviser; (4) the depth, experience and the financial strength of ING Investments and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Advisory Agreement would be identical to those imposed by Aeltus as to prior series of the Fund;
(6) the fact that Aeltus would manage the Series in its capacity as sub-adviser;
(7) the projected expense ratios for the Series including ING Investments' commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING Investments under the Advisory Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Advisory Agreement.

Under the Advisory Agreement, and subject to the supervision of the Board, ING Investments has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Advisory Agreement, ING Investments is given the right to delegate any or all of its obligations to a sub-adviser.

The Advisory Agreement provides that ING Investments is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.

                            THE SUBADVISORY AGREEMENT

ING Investments and the Fund, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing Aeltus as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things (1) performance of similar ING Funds for which Aeltus is the sub-adviser; (2) the nature and quality of the services to be provided by Aeltus; (3) the fairness of the compensation under the Sub-Adviser Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of Aeltus; and (5) the expenses to be borne by the shareholders of the Fund. In addition, the Board considered the importance of maintaining the continuity of management with ING Investments as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by Aeltus under the Subadvisory Agreement would be materially the same as the advisory services provided by Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.

The Subadvisory Agreement gives Aeltus broad latitude to select securities for the Series consistent with the investment objective and policies of the Fund subject to ING Investments' oversight. The Agreement contemplates that Aeltus will be responsible for all aspects of managing the Series' investments.

For the services under the Subadvisory Agreement, Aeltus will receive an annual fee payable monthly as set forth below.

                             Offering Period 0.1125%
                            Guarantee Period 0.270%

                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                        ADMINISTRATIVE FEE                  SERIES ASSETS
                        ------------------            -----------------------------
                             0.055%                   on the first $5 billion
                             0.030%                   on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into an expense limitation agreement with the ING GET U.S. Core Portfolio, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.

The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement will continue until December 31, 2003. The expense limitation agreements are contractual and automatically renew for one-year terms unless the Investment Manager provides written notice to the Fund of the termination of the agreement at least 30 days prior to the end of the then-current term. In addition, the agreement shall terminate upon termination of the Advisory Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

                                    CUSTODIAN

Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Distribution Agreement between it and the Fund. The Agreement was approved by the Board on July 11, 2002 to continue through September 1, 2003. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, LLC is a wholly owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.

ING Funds Distributor LLC, the investment adviser, sub-adviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Fund shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Fund shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Fund shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Fund shares held by customers of the securities dealers.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Series as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom the Series effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Series.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

The Series and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Fund, ING Investments, ING Distributor, Inc. and Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.



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                                 NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies



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
A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                    P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                             Statement of Additional Information

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